Pensions (Tables)	12 Months Ended
Dec. 31, 2020
Pensions [Abstract]
Calculation of Annual Pension Costs	Calculation of this year’s pension costs:
(Dollars in thousands)	2020	2019	2018
Current service cost	293	406	403
Financial costs	9	14	10
Pension costs for the year	302	420	413

Amounts Recognised in Statement of Financial Position
The amounts recognised in the statement of financial position at the reporting date are as follows:

	2020	2019	2018
Present value of the defined benefit obligation	1,793	2,494	1,971
Fair value of plan assets	1,362	1,788	1,614
Net pension obligation	431	707	357
Remeasurement loss/(gain)	181	(287)	182
Net balance sheet recorded pension liability December 31	612	420	539

Change in Gross Pension Obligation
Change in gross pension obligation:
Gross obligation January 1	1,439	2,090	1,708
Current service cost	289	401	398
Interest charge on pension liabilities	31	54	42
Past service cost - curtailment/plan amendment	-	-	-
Settlement (gain)	-	-	-
Social security expenses	(37)	(31)	(57)
Remeasurements loss/(gain)	73	(1,055)	119
Exchange rate differences	71	(21)	(119)
Gross pension obligation December 31	1,866	1,439	2,090

Change in Gross Pension Assets
Change in gross pension assets:
Fair value plan asset January 1	1,019	1,551	1,282
Interest income	18	36	27
Settlement	-	-	-
Employer contribution	266	216	404
Remeasurements (loss)/gain	(108)	(768)	(63)
Exchange rate differences	58	(16)	(99)
Fair value plan assets December 31	1,254	1,019	1,551

Pension Contributions Assumptions
The Company expects to contribute $234 thousand to its defined benefit pension plan in 2021.

Assumptions	2020	2019	2018
Discount rate	1.70%	2.30%	2.60%
Yield on pension assets	1.70%	2.30%	2.60%
Wage growth	2.25%	2.25%	2.75%
G regulation*	2.00%	2.00%	2.50%
Pension adjustment	0.00%	0.50%	0.80%
Average remaining service period	19	19	18

*Increase of social security base amount (“G”) as per Norwegian regulations.